Income Tax (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax
Income tax expense	$ 0	$ 0	$ 0
Net operating loss carryforwards	1,342,000
Net operating loss carryforwards expiration dates	EXPIRES COMMENCING 2025 THROUGH THE YEAR 2027.
Deferred tax asset tax loss carryforwards	$ 450,000	$ 450,000